Interest in Other entities - Summary of Group's Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cairn Energy India Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Australia
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	100.00%	100.00%
Copper Mines of Tasmania Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Copper mining
Country of Incorporation	Australia
Immediate holding company	Monte Cello BV
Percentage of holdings	100.00%	100.00%
Thalanga Copper Mines Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Copper mining
Country of Incorporation	Australia
Immediate holding company	Monte Cello BV
Percentage of holdings	100.00%	100.00%
Bharat aluminium company limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Aluminium mining and smelting
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	51.00%	51.00%
Electrosteel Steels Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturing of Steel & DI Pipe
Country of Incorporation	India
Immediate holding company	Vedanta Star Limited
Percentage of holdings	90.00%
Goa Sea Ports Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Country of Incorporation	India
Immediate holding company	Sterlite Ports Limited
Percentage of holdings	100.00%	100.00%
Hindustan Zinc Limited (HZL) [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc mining and smelting
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	64.92%	64.92%
Malco Energy Limited (MEL) [member]
Disclosure of transactions between related parties [line items]
Principal activities	Power generation
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Maritime Ventures Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Country of Incorporation	India
Immediate holding company	Sterlite Ports Limited
Percentage of holdings	100.00%	100.00%
Paradip Multi Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Sesa Mining Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Country of Incorporation	India
Immediate holding company	Sesa Resources Limited
Percentage of holdings	100.00%	100.00%
Sesa Resources Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Sterlite Ports Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Talwandi Sabo Power Limited TSPL [ member ]
Disclosure of transactions between related parties [line items]
Principal activities	Power generation
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Vedanta Star Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Operating and holding Company
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%
Vizag General Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Country of Incorporation	India
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Killoran Lisheen Finance Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Ireland
Immediate holding company	Vedanta Lisheen Holdings Limited
Percentage of holdings	100.00%	100.00%
Killoran Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc and lead mining
Country of Incorporation	Ireland
Immediate holding company	Vedanta Lisheen Holdings Limited
Percentage of holdings	100.00%	100.00%
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturing
Country of Incorporation	Ireland
Immediate holding company	Vedanta Lisheen Holdings Limited
Percentage of holdings	100.00%	100.00%
Lisheen Mine Partnership [member]
Disclosure of transactions between related parties [line items]
Principal activities	Mining Partnership Firm
Country of Incorporation	Ireland
Immediate holding company	50% each held by Killoran Lisheen Mining Limited & Vedanta Lisheen Mining Limited
Percentage of holdings	100.00%	100.00%
Vedanta Exploration Ireland Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration company
Country of Incorporation	Ireland
Immediate holding company	Vedanta Lisheen Holdings Limited
Percentage of holdings	100.00%	100.00%
Vedanta Lisheen Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Ireland
Immediate holding company	THL Zinc Holing BV
Percentage of holdings	100.00%	100.00%
Vedanta Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc and lead mining
Country of Incorporation	Ireland
Immediate holding company	Vedanta Lisheen Holdings Limited
Percentage of holdings	100.00%	100.00%
AvanStrate Inc. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Operating & holding Company
Country of Incorporation	Japan
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	51.63%	51.63%
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Jersey
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Western Cluster Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Country of Incorporation	Liberia
Immediate holding company	Bloom Fountain Limited
Percentage of holdings	100.00%	100.00%
Bloom Fountain Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Operating (Iron ore) and Investment Company
Country of Incorporation	Mauritius
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
CIG Mauritius Holdings Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Country of Incorporation	Mauritius
Immediate holding company	Cairn Energy Hydrocarbons Limited
Percentage of holdings	100.00%	100.00%
CIG Mauritius Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Country of Incorporation	Mauritius
Immediate holding company	CIG Mauritius Holdings Private Limited
Percentage of holdings	100.00%	100.00%
Sesa Sterlite Mauritius Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Country of Incorporation	Mauritius
Immediate holding company	Bloom Fountain Limited
Percentage of holdings	100.00%	100.00%
THL Zinc Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Mauritius
Immediate holding company	THL Zinc Ventures Ltd
Percentage of holdings	100.00%	100.00%
THL Zinc Ventures Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Mauritius
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Twin Star Energy Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Mauritius
Immediate holding company	Bloom Fountain Limited
Percentage of holdings	100.00%	100.00%
Twin Star Mauritius Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Mauritius
Immediate holding company	Twin Star Energy Holdings Limited
Percentage of holdings	100.00%	100.00%
Amica Guesthouse (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Accommodation and catering services
Country of Incorporation	Namibia
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Percentage of holdings	100.00%	100.00%
Namzinc (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Owns and operates zinc refinery
Country of Incorporation	Namibia
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Percentage of holdings	100.00%	100.00%
Rosh Pinah Health Care (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Leasing out of medical equipment and building and conducting services related thereto
Country of Incorporation	Namibia
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Percentage of holdings	69.00%	69.00%
Skorpion Mining Company (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration, development, production and sale of zinc ore
Country of Incorporation	Namibia
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Percentage of holdings	100.00%	100.00%
Skorpion Zinc (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Operating (Zinc) and Investment Company
Country of Incorporation	Namibia
Immediate holding company	THL Zinc Namibia Holdings (Proprietary) Limited
Percentage of holdings	100.00%	100.00%
THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Mining and Exploration and Investment company
Country of Incorporation	Namibia
Immediate holding company	THL Zinc Ltd
Percentage of holdings	100.00%	100.00%
Lakomasko BV [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Netherlands
Immediate holding company	THL Zinc Holding BV
Percentage of holdings	100.00%	100.00%
Monte Cello BV [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Netherlands
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
THL Zinc Holding BV [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	Netherlands
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%
Cairn Energy Discovery Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Scotland
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	100.00%	100.00%
Cairn Energy Gujarat Block 1 Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Scotland
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	100.00%	100.00%
Cairn Energy Hydrocarbons Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Scotland**
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	100.00%	100.00%
Cairn Exploration (No 2) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Scotland
Immediate holding company	Cairn India Holdings Limited
Percentage of holdings	100.00%	100.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates
Country of Incorporation	South Africa
Immediate holding company	THL Zinc Ltd
Percentage of holdings	74.00%	74.00%
Cairn South Africa Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	South Africa
Immediate holding company	Cairn Energy Hydrocarbons Limited
Percentage of holdings	100.00%	100.00%
AvanStrate Korea Inc [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturer of LCD glass substrate
Country of Incorporation	South Korea
Immediate holding company	Avanstrate (Japan) Inc.
Percentage of holdings	51.63%	51.63%
Cairn Lanka Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Country of Incorporation	Sri Lanka
Immediate holding company	CIG Mauritius Private Limited
Percentage of holdings	100.00%	100.00%
AvanStrate Taiwan Inc [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturer of LCD glass substrate
Country of Incorporation	Taiwan
Immediate holding company	Avanstrate (Japan) Inc.
Percentage of holdings	51.63%	51.63%
Fujairah Gold FZC [member]
Disclosure of transactions between related parties [line items]
Principal activities	Gold & silver processing
Country of Incorporation	United Arab Emirates
Immediate holding company	Malco Energy Limited
Percentage of holdings	100.00%	100.00%
Sterlite (USA) Inc. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Country of Incorporation	United States of America
Immediate holding company	Vedanta Limited
Percentage of holdings	100.00%	100.00%